Inventories	12 Months Ended
Dec. 31, 2014
Inventories
Inventories

Note 3

Inventories

The following table is a summary of inventories at the end of each year:

	December 31,
(Thousands of dollars)	2014	2013
At lower of LIFO cost or market:
Live hogs and materials	$208,641	$207,310
Fresh pork and materials	28,573	33,485
	237,214	240,795
LIFO adjustment	(36,560)	(62,236)
Total inventories at lower of LIFO cost or market	200,654	178,559
At lower of FIFO cost or market:
Grains, oilseeds and other commodities	320,066	299,229
Sugar produced and in process	48,863	53,325
Other	57,344	74,289
Total inventories at lower of FIFO cost or market	426,273	426,843
Grain, flour and feed at lower of weighted average cost or market	109,375	93,596
Total inventories	$736,302	$698,998

The use of the LIFO method increased 2014 and 2013 net earnings by $15,662,000 ($13.29 per common share) and by $17,381,000 ($14.56 per common share), respectively, and decreased 2012 net earnings by $20,098,000 ($16.70 per common share). If the FIFO method had been used for certain inventories of the Pork segment, inventories would have been higher by $36,560,000 and $62,236,000 as of December 31, 2014 and 2013, respectively.